Brokerage Commissions and Net Gains on Investment Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Derivative USD ($)	Mar. 31, 2012 Derivative JPY (¥)	Mar. 31, 2011 Derivative JPY (¥)	Mar. 31, 2010 Derivative JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net trading gains (losses)	$ 113	¥ 9,324	¥ (4,607)	¥ 8,762	$ (14)	¥ (1,188)	¥ 1,977	¥ (239)